Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Profit/(loss) for the period, net of tax	$ 29,327	$ (20,010)	$ 52,738	$ (31,798)
Adjustments for:
Depreciation and amortization	2,150	609	3,617	1,068
Share-based payments expense	964	315	2,029	705
Share of loss of equity-accounted associates	3,296		1,640
Expected credit losses	3,527		3,859
Property and equipment write-off			313
Impairment of intangible assets	241		241
Change in fair value of share warrant obligations	(576)		(7,268)
Unwinding of discount on the put option liability	34		101
Interest income	(235)		(334)
Interest expense	34	26	77	50
Foreign exchange loss/(gain)	(2)	(723)	779	1,078
Income tax expense	1,340	370	2,092	554
Adjustments to reconcile profit (loss)	40,100	(19,413)	59,884	(28,343)
Changes in working capital:
Decrease/(increase) in deferred platform commissions	8,462	(10,110)	11,093	(15,665)
(Decrease)/increase in deferred revenue	(14,674)	44,849	(13,374)	71,722
(Increase)/decrease in trade and other receivables	842	(18,299)	(2,128)	(31,602)
(Increase)/decrease in trade and other receivables	(13,558)	(4,782)	(15,768)	14,721
Cash flows from (used in) operations	(18,928)	11,658	(20,177)	39,176
Income tax paid	(76)	34	(202)	(30)
Net cash flows generated/(used) from operating activities	21,096	(7,721)	39,505	10,803
Investing activities
Acquisition of intangible assets	(100)	(32)	(107)	(90)
Acquisition of property and equipment	(11)	(323)	(516)	(449)
Acquisition of subsidiary net of cash acquired		(23)	(50,022)	(1,240)
Investments in equity accounted associates	1,586		(15,000)
Loans granted	(7,850)	(282)	(17,786)	(282)
Proceeds from repayment of loans	125		125	8
Net cash flows used in investing activities	(6,250)	(660)	(83,306)	(2,053)
Financing activities
Payments of lease liabilities	(804)	(390)	(1,438)	(940)
Proceeds from borrowings	165	(49)	165	(49)
Interest on lease	(36)	(26)	(77)	(50)
Dividends paid and distribution to shareholders		(50,230)		(50,534)
Net cash flows used in financing activities	(675)	(50,695)	(1,350)	(51,573)
Net (decrease)/increase in cash and cash equivalents for the period	14,171	(59,076)	(45,151)	(42,823)
Cash and cash equivalents at the beginning of the period	83,704	99,912	142,802	84,557
Effect of changes in exchange rates on cash held	1,202	62	1,426	(836)
Cash and cash equivalents at the end of the period	$ 99,077	$ 40,898	$ 99,077	$ 40,898